Cover	Sep. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Sep. 17, 2021
Entity File Number	001-31810
Entity Registrant Name	Cinedigm Corp.
Entity Central Index Key	0001173204
Entity Tax Identification Number	22-3720962
Entity Incorporation, State or Country Code	DE
Entity Address Address Line 1	237 West 35
Entity Address Address Line 2	Suite 605
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CIDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false